Group statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Statement Of Comprehensive Income [Abstract]
Profit for the year	[1]	£ 2,184		£ 2,066	£ 2,733
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		1,684	[1]	(2,789)	755
Tax on pension remeasurements		(263)	[1]	416	(240)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations		(188)	[1]	237	29
Fair value movement on available-for-sale assets		11	[1]	(3)	(2)
Fair value movement on cash flow hedges:
– net fair value (losses) gains		(368)	[1]	884	381
– recognised in income and expense	[1]	277		(938)	(230)
Tax on components of other comprehensive income that have been or may be reclassified		1	[1]	29	5
Other comprehensive income (loss) for the year, net of tax		1,154	[1]	(2,164)	698
Total comprehensive income (loss) for the year	[1]	£ 3,338		£ (98)	£ 3,431

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.